Shareholder's Equity (Restricted Stock Rights) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting percentage	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting percentage	150.00%
Beginning Fiscal 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period minimum, years	three
Options granted vesting period maximum, years	five
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average discount for dividend yield	11.70%	9.10%	8.50%
Unrecognized compensation cost	$ 427
Restricted Stock [Member] | Beginning Fiscal 2009 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting percentage	50.00%
Restricted Stock [Member] | Beginning Fiscal 2009 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting percentage	50.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	five
Option granted contractual term, years	10
Unrecognized compensation cost	$ 23